SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST (Schedule of Cost of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share-based compensation)	$ 2,212	$ 2,073	$ 2,112
Subcontractors	72	121	66
Depreciation and amortization	474	457	475
Cost of materials	468	535	410
Other manufacturing expenses	783	989	892
Decrease (increase) in inventory of finished products	299	(999)	780
Allotment of manufacturing costs to R&D	(2,220)	(1,598)	(2,577)
Cost of revenues	$ 2,088	$ 1,578	$ 2,158